Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000025777 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	19.80%
C000025777 | RTX Corp.
Holdings [Line Items]
Percent of Total Investments	16.30%
C000025777 | Boeing Co. (The)
Holdings [Line Items]
Percent of Total Investments	9.40%
C000025777 | Northrop Grumman Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025777 | General Dynamics Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025777 | TransDigm Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025777 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025777 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025777 | Lockheed Martin Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000025777 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000025777 | Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	99.80%
C000025777 | Leisure Products
Holdings [Line Items]
Percent of Total Investments	0.20%
C000025774 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	14.00%
C000025774 | S&P Global, Inc.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000025774 | Morgan Stanley
Holdings [Line Items]
Percent of Total Investments	11.80%
C000025774 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Total Investments	6.40%
C000025774 | Moody's Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025774 | MSCI, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025774 | CME Group, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025774 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025774 | Coinbase Global, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000025774 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000025774 | Investment Banking & Brokerage
Holdings [Line Items]
Percent of Total Investments	51.70%
C000025774 | Financial Exchanges & Data
Holdings [Line Items]
Percent of Total Investments	48.30%
C000025772 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	23.30%
C000025772 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Total Investments	12.20%
C000025772 | Cigna Group (The)
Holdings [Line Items]
Percent of Total Investments	10.50%
C000025772 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025772 | Humana, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025772 | CVS Health Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025772 | Centene Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025772 | Veeva Systems, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000025772 | Labcorp Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000025772 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000025772 | Managed Health Care
Holdings [Line Items]
Percent of Total Investments	49.30%
C000025772 | Health Care Services
Holdings [Line Items]
Percent of Total Investments	30.40%
C000025772 | Health Care Facilities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000025772 | Health Care Technology
Holdings [Line Items]
Percent of Total Investments	7.10%
C000025769 | DR Horton, Inc.
Holdings [Line Items]
Percent of Total Investments	13.90%
C000025769 | Lennar Corp.Class A
Holdings [Line Items]
Percent of Total Investments	10.30%
C000025769 | NVR, Inc.
Holdings [Line Items]
Percent of Total Investments	8.40%
C000025769 | PulteGroup, Inc.
Holdings [Line Items]
Percent of Total Investments	8.00%
C000025769 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025769 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025769 | Sherwin-Williams Co. (The)
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025769 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000025769 | TopBuild Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000025769 | Lennox International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000025769 | Homebuilding
Holdings [Line Items]
Percent of Total Investments	64.60%
C000025769 | Building Products
Holdings [Line Items]
Percent of Total Investments	16.40%
C000025769 | Home Improvement Retail
Holdings [Line Items]
Percent of Total Investments	10.50%
C000025769 | Specialty Chemicals
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025769 | Home Furnishings
Holdings [Line Items]
Percent of Total Investments	1.50%
C000025769 | Construction Materials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000025769 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	1.20%
C000025769 | Homefurnishing Retail
Holdings [Line Items]
Percent of Total Investments	0.10%
C000198491 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198491 | ONEOK, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198491 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198491 | Antero Midstream Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198491 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198491 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198491 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198491 | PG&E Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198491 | Algonquin Power & Utilities Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198491 | Exelon Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198491 | Other RowRail Transportation
Holdings [Line Items]
Percent of Total Investments	18.00%
C000198491 | Building Products
Holdings [Line Items]
Percent of Total Investments	5.50%
C000198491 | Construction Materials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198491 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	19.60%
C000198491 | Construction & Engineering
Holdings [Line Items]
Percent of Total Investments	12.80%
C000198491 | Multi-Utilities
Holdings [Line Items]
Percent of Total Investments	11.80%
C000198491 | Steel
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198491 | Water Utilities
Holdings [Line Items]
Percent of Total Investments	6.50%
C000198491 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Total Investments	6.30%
C000198491 | Gas Utilities
Holdings [Line Items]
Percent of Total Investments	6.00%
C000198491 | Construction Machinery & Heavy Transportation Equipment
Holdings [Line Items]
Percent of Total Investments	3.10%
C000025775 | Progressive Corp. (The)
Holdings [Line Items]
Percent of Total Investments	17.50%
C000025775 | Chubb Ltd.
Holdings [Line Items]
Percent of Total Investments	11.80%
C000025775 | Travelers Companies, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	6.30%
C000025775 | Allstate Corp. (The)
Holdings [Line Items]
Percent of Total Investments	5.80%
C000025775 | American International Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025775 | Aflac, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025775 | Prudential Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025775 | MetLife, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000025775 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000025775 | Hartford Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	4.00%
C000025775 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Total Investments	78.60%
C000025775 | Life & Health Insurance
Holdings [Line Items]
Percent of Total Investments	21.20%
C000025775 | Multi-line Insurance
Holdings [Line Items]
Percent of Total Investments	0.20%
C000251033 | RTX Corp.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251033 | Amphenol Corp.Class A
Holdings [Line Items]
Percent of Total Investments	4.20%
C000251033 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000251033 | Deere & Co.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000251033 | General Motors Co.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251033 | PACCAR, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000251033 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Total Investments	3.80%
C000251033 | Cummins, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251033 | TE Connectivity PLC
Holdings [Line Items]
Percent of Total Investments	3.50%
C000251033 | AMETEK, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000251033 | Other RowSemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Total Investments	9.40%
C000251033 | Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	15.00%
C000251033 | Building Products
Holdings [Line Items]
Percent of Total Investments	8.10%
C000251033 | Construction Machinery & Heavy Transportation Equipment
Holdings [Line Items]
Percent of Total Investments	9.50%
C000251033 | Industrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Total Investments	15.80%
C000251033 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Total Investments	14.80%
C000251033 | Automobile Manufacturers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000251033 | Electronic Components
Holdings [Line Items]
Percent of Total Investments	5.80%
C000251033 | Agricultural & Farm Machinery
Holdings [Line Items]
Percent of Total Investments	4.80%
C000251033 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000251033 | Industrial Conglomerates
Holdings [Line Items]
Percent of Total Investments	4.10%
C000025773 | Abbott Laboratories
Holdings [Line Items]
Percent of Total Investments	18.90%
C000025773 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	14.50%
C000025773 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Total Investments	11.70%
C000025773 | Edwards Lifesciences Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025773 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025773 | Stryker Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025773 | Medtronic PLC
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025773 | GE HealthCare Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000025773 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000025773 | ResMed, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000025773 | Health Care Equipment
Holdings [Line Items]
Percent of Total Investments	100.00%
C000025768 | ConocoPhillips
Holdings [Line Items]
Percent of Total Investments	20.20%
C000025768 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Total Investments	10.90%
C000025768 | Phillips 66
Holdings [Line Items]
Percent of Total Investments	7.70%
C000025768 | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000025768 | Hess Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025768 | EQT Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000025768 | Valero Energy Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025768 | Devon Energy Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000025768 | Texas Pacific Land Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000025768 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000025768 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Total Investments	79.60%
C000025768 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Total Investments	20.40%
C000025770 | Schlumberger N.V.
Holdings [Line Items]
Percent of Total Investments	22.40%
C000025770 | Baker Hughes Co.Class A
Holdings [Line Items]
Percent of Total Investments	22.20%
C000025770 | TechnipFMC PLC
Holdings [Line Items]
Percent of Total Investments	5.20%
C000025770 | NOV, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025770 | ChampionX Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025770 | Halliburton Co.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025770 | Archrock, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000025770 | Weatherford International PLC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000025770 | Noble Corp. PLCClass A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000025770 | Cactus, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000025770 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Total Investments	87.90%
C000025770 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Total Investments	12.10%
C000025771 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	22.50%
C000025771 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	22.20%
C000025771 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025771 | Zoetis, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025771 | Intra-Cellular Therapies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025771 | Pfizer, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025771 | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000025771 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000025771 | Royalty Pharma PLCClass A
Holdings [Line Items]
Percent of Total Investments	4.20%
C000025771 | Viatris, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000025771 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	100.00%
C000012058 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012058 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012058 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012058 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012058 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012058 | Realty Income Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012058 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012058 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012058 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012058 | CBRE Group, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012058 | Other RowOffice REITs
Holdings [Line Items]
Percent of Total Investments	8.60%
C000012058 | Health Care REITs
Holdings [Line Items]
Percent of Total Investments	13.00%
C000012058 | Telecom Tower REITs
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012058 | Retail REITs
Holdings [Line Items]
Percent of Total Investments	12.20%
C000012058 | Industrial REITs
Holdings [Line Items]
Percent of Total Investments	10.90%
C000012058 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Total Investments	9.20%
C000012058 | Data Center REITs
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012058 | Real Estate Services
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012058 | Self-Storage REITs
Holdings [Line Items]
Percent of Total Investments	6.80%
C000012058 | Other Specialized REITs
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012058 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Total Investments	4.60%
C000025776 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	13.90%
C000025776 | U.S. Bancorp
Holdings [Line Items]
Percent of Total Investments	13.10%
C000025776 | Truist Financial Corp.
Holdings [Line Items]
Percent of Total Investments	10.80%
C000025776 | M&T Bank Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000025776 | Fifth Third Bancorp
Holdings [Line Items]
Percent of Total Investments	4.50%
C000025776 | Huntington Bancshares, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000025776 | First Citizens BancShares, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000025776 | Regions Financial Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000025776 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000025776 | KeyCorp
Holdings [Line Items]
Percent of Total Investments	3.20%
C000025776 | Regional Banks
Holdings [Line Items]
Percent of Total Investments	59.40%
C000025776 | Diversified Banks
Holdings [Line Items]
Percent of Total Investments	40.60%
C000012063 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	17.50%
C000012063 | AT&T, Inc.
Holdings [Line Items]
Percent of Total Investments	14.70%
C000012063 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	13.90%
C000012063 | Comcast Corp.Class A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012063 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012063 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012063 | Charter Communications, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012063 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012063 | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012063 | Frontier Communications Parent, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012063 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	39.90%
C000012063 | Integrated Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	32.30%
C000012063 | Cable & Satellite
Holdings [Line Items]
Percent of Total Investments	12.40%
C000012063 | Alternative Carriers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012063 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012063 | Movies & Entertainment
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012077 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012077 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012077 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012077 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012077 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012077 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012077 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012077 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012077 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012077 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012077 | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.20%
C000012077 | Financials
Holdings [Line Items]
Percent of Total Investments	15.10%
C000012077 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000012077 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.40%
C000012077 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000012077 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000012077 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012077 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012077 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012077 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012077 | Materials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012076 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012076 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	12.00%
C000012076 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000012076 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012076 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012076 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012076 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012076 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012076 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012076 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012076 | Information Technology
Holdings [Line Items]
Percent of Total Investments	46.20%
C000012076 | Financials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012076 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000012076 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000012076 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012076 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.70%
C000012076 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012076 | Energy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012076 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012076 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012076 | Materials
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012075 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012075 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012075 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012075 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012075 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012075 | Walmart, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012075 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012075 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012075 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012075 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012075 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012075 | Financials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000012075 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.80%
C000012075 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012075 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000012075 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012075 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012075 | Energy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012075 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012075 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012075 | Materials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210345 | Royalty Pharma PLCClass A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210345 | UGI Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210345 | Entergy Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210345 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210345 | First Horizon Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210345 | Discover Financial Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210345 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210345 | OGE Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210345 | Evergy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210345 | Northern Trust Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210345 | Information Technology
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210345 | Financials
Holdings [Line Items]
Percent of Total Investments	55.40%
C000210345 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000210345 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210345 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000210345 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210345 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210345 | Utilities
Holdings [Line Items]
Percent of Total Investments	19.50%
C000222498 | UMB Financial Corp.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000222498 | Aris Water Solutions, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000222498 | Eastern Bankshares, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000222498 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000222498 | SkyWest, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000222498 | Provident Financial Services, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000222498 | Solaris Energy Infrastructure, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000222498 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000222498 | Interface, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000222498 | Atlantic Union Bankshares Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000222498 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.30%
C000222498 | Financials
Holdings [Line Items]
Percent of Total Investments	53.20%
C000222498 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000222498 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.10%
C000222498 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000222498 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000222498 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000222498 | Energy
Holdings [Line Items]
Percent of Total Investments	10.80%
C000222498 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000222498 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000222498 | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%